Schroder North American Equity Fund

Schedule of Investments
July 31, 2019 (unaudited)

Shares		Value $

	COMMON STOCK – 99.0%
	Canada – 1.7%
54,900	BCE	2,480,858
231,900	Birchcliff Energy	462,113
32,500	Canadian National Railway	3,076,148
39,700	Centerra Gold (1)	317,046
34,400	CI Financial	533,281
134,800	Crew Energy (1)	75,581
23,800	Enerflex	299,529
35,100	Genworth MI Canada	1,295,439
37,300	Husky Energy	289,401
24,800	Magna International Class A	1,250,711
133,100	Manulife Financial	2,410,282
3,400	Methanex	133,831
35,400	Suncor Energy	1,015,759
36,300	Teck Resources Class B	742,612
22,000	Tourmaline Oil	290,044
126,500	TransAlta Renewables	1,312,157
32,800	Westshore Terminals Investment	517,424
		16,502,216
	Israel – 0.4%
31,400	Check Point Software Technologies (1)	3,515,230

	United Kingdom – 0.0%
141,800	Noble (1)	316,214

	United States – 96.9%
	Communication Services – 9.5%
13,049	Alphabet Class A (1)	15,896,292
13,294	Alphabet Class C (1)	16,174,544
12,000	AMC Networks Class A (1)	640,560
231,427	AT&T	7,880,089
400	Cable One	486,720
108,500	Comcast Class A	4,683,945
24,000	Discovery Class A (1)	727,440
81,700	Facebook Class A (1)	15,868,591
61,500	Fox	2,295,180
5,000	Netflix (1)	1,614,950
26,400	Omnicom Group	2,117,808
186,030	Verizon Communications	10,281,878
38,100	Viacom Class B	1,156,335
74,172	Walt Disney	10,607,338
		90,431,670
	Consumer Discretionary – 9.8%
14,606	Amazon.com (1)	27,266,189
1,900	AutoZone (1)	2,133,776
288	Booking Holdings (1)	543,344
28,600	Buckle	582,010
11,700	Capri Holdings (1)	416,403
7,200	Carter's	669,744
20,400	Choice Hotels International	1,750,524
126,900	eBay	5,227,011
24,400	Foot Locker	1,001,864
20,000	GameStop Class A (1)	80,400

Shares		Value $

40,900	Garmin	3,214,331
95,600	Gentex	2,621,352
149,000	H&R Block	4,125,810
47,493	Home Depot	10,148,779
12,100	Kohl's	651,706
3,628	Kontoor Brands	106,409
12,000	Lear	1,521,360
35,281	McDonald's	7,434,412
39,300	Michaels (1)	269,991
64,800	Nike Class B	5,574,744
3,300	O'Reilly Automotive (1)	1,256,508
27,000	PulteGroup	850,770
19,400	Ross Stores	2,056,982
58,100	Starbucks	5,501,489
16,200	Tapestry	501,066
13,500	Tiffany	1,267,920
69,600	TJX	3,797,376
5,400	Toll Brothers	194,238
25,400	VF	2,219,706
		92,986,214
	Consumer Staples – 7.6%
84,500	Altria Group	3,977,415
22,000	Brown-Forman Class B	1,205,820
33,300	Church & Dwight	2,512,152
14,800	Clorox	2,406,480
182,516	Coca-Cola	9,605,817
60,782	Colgate-Palmolive	4,360,501
1,300	Costco Wholesale	358,319
15,800	Estee Lauder Class A	2,910,202
19,500	Hershey	2,958,930
9,400	Ingredion	726,526
32,000	Kimberly-Clark	4,340,800
55,000	Lamb Weston Holdings	3,691,600
6,200	Lancaster Colony	966,084
73,124	PepsiCo	9,345,978
66,691	Philip Morris International	5,576,035
120,111	Procter & Gamble	14,177,902
7,800	USANA Health Sciences (1)	530,790
20,723	Walmart	2,287,405
1,900	WD-40	344,964
		72,283,720
	Energy – 4.4%
53,700	Antero Resources (1)	247,557
46,300	Cabot Oil & Gas	887,108
31,700	Callon Petroleum (1)	155,964
88,763	Chevron	10,927,613
62,500	ConocoPhillips	3,692,500
91,300	Diamond Offshore Drilling (1)	825,352
18,800	EOG Resources	1,613,980
175,890	ExxonMobil	13,079,180
61,100	Gulfport Energy (1)	230,958
55,000	Marathon Petroleum	3,101,450
39,900	Occidental Petroleum	2,049,264
21,700	Phillips 66	2,225,552
16,100	ProPetro Holding (1)	291,893
19,500	Valero Energy	1,662,375

Schroder North American Equity Fund

Schedule of Investments
July 31, 2019 (unaudited)

Shares		Value $

26,300	Whiting Petroleum (1)	464,984
		41,455,730
	Financials – 13.1%
25,600	Affiliated Managers Group	2,196,224
33,800	Aflac	1,779,232
11,500	American Equity Investment Life Holding	296,700
10,627	American Express	1,321,680
30,000	American Financial Group	3,071,400
3,800	American National Insurance	459,876
18,100	Ameriprise Financial	2,633,731
18,800	Assured Guaranty	821,372
58,100	Athene Holding Class A (1)	2,373,966
302,250	Bank of America	9,273,030
12,000	BB&T	618,360
57,200	Berkshire Hathaway Class B (1)	11,750,596
2,100	BlackRock Class A	982,128
12,000	BOK Financial	1,004,160
2,736	Brighthouse Financial (1)	107,169
25,000	Capital One Financial	2,310,500
111,242	Citigroup	7,915,981
21,600	Citizens Financial Group	804,816
10,800	Comerica	790,560
24,100	Eaton Vance	1,072,450
5,700	FactSet Research Systems	1,580,610
37,700	Federated Investors Class B	1,310,075
4,800	First Interstate BancSystem Class A	192,144
85,800	Franklin Resources	2,799,654
19,004	Goldman Sachs Group	4,183,350
50,000	Invesco	959,500
144,363	JPMorgan Chase	16,746,108
78,300	Lincoln National	5,116,122
6,300	M&T Bank	1,034,775
20,700	MetLife	1,022,994
16,500	Moody's	3,536,610
76,900	Morgan Stanley	3,426,664
29,100	PNC Financial Services Group	4,158,390
57,800	Principal Financial Group	3,354,712
7,600	Prosperity Bancshares	527,364
25,500	Prudential Financial	2,583,405
32,000	Raymond James Financial	2,581,440
13,700	State Street	795,833
57,300	Synchrony Financial	2,055,924
17,200	T. Rowe Price Group	1,950,308
73,400	Unum Group	2,345,130
225,972	Wells Fargo	10,939,305
		124,784,348
	Healthcare – 15.1%
33,200	Abbott Laboratories	2,891,720
122,681	AbbVie	8,173,008
12,800	Allergan	2,054,400
49,517	Amgen	9,238,882
21,062	Biogen (1)	5,008,965
164,071	Bristol-Myers Squibb	7,286,393
26,700	Cerner	1,913,055
2,900	Cooper	978,460
38,200	Danaher	5,367,100
11,400	Edwards Lifesciences (1)	2,426,490

Shares		Value $

57,861	Eli Lilly	6,303,956
85,204	Gilead Sciences	5,582,566
5,400	Idexx Laboratories (1)	1,523,070
20,500	Innoviva (1)	243,540
7,000	Jazz Pharmaceuticals (1)	975,660
134,584	Johnson & Johnson	17,525,529
6,700	McKesson	930,965
21,700	MEDNAX (1)	533,169
78,669	Medtronic	8,019,518
152,507	Merck	12,656,556
1,900	Mettler-Toledo International (1)	1,437,825
61,200	Mylan (1)	1,279,080
318,247	Pfizer	12,360,713
44,384	Quest Diagnostics	4,530,719
11,600	ResMed	1,492,920
33,600	SIGA Technologies (1)	188,160
15,999	Stryker	3,356,270
21,200	Thermo Fisher Scientific	5,886,816
38,200	UnitedHealth Group	9,512,182
17,300	Varian Medical Systems (1)	2,030,501
10,608	Waters (1)	2,233,621
2,800	West Pharmaceutical Services	384,356
		144,326,165
	Industrials – 11.2%
29,535	3M	5,160,355
19,300	Allegion	1,998,322
69,400	Allison Transmission Holdings Class A	3,188,930
36,600	AMETEK	3,279,726
11,700	Boeing	3,991,806
33,200	Caterpillar	4,371,444
21,900	CH Robinson Worldwide	1,833,687
10,100	Cintas	2,630,444
15,000	Copart (1)	1,162,950
13,800	Cummins	2,263,200
32,800	Deluxe	1,463,536
29,500	Donaldson	1,473,525
10,200	Dover	987,870
26,100	Eaton	2,145,159
76,871	Emerson Electric	4,987,391
9,600	Ennis	195,168
46,300	Expeditors International of Washington	3,535,005
96,100	Fastenal	2,959,880
37,950	Fortive	2,886,097
17,200	Graco	826,976
41,600	GrafTech International	476,320
7,501	HD Supply Holdings (1)	303,866
35,591	Honeywell International	6,138,024
27,400	Hubbell Class B	3,558,712
10,700	IDEX	1,799,954
22,400	Illinois Tool Works	3,454,752
26,100	Landstar System	2,904,147
26,459	Lincoln Electric Holdings	2,236,315
3,000	Lockheed Martin	1,086,510
32,700	MSC Industrial Direct Class A	2,323,335
23,600	Norfolk Southern	4,510,432
26,500	nVent Electric	656,935
19,400	Parker Hannifin	3,396,552

Schroder North American Equity Fund

Schedule of Investments
July 31, 2019 (unaudited)

Shares		Value $

26,000	Pentair	1,009,060
19,500	Regal-Beloit	1,552,590
18,800	Rockwell Automation	3,022,664
7,900	Roper Technologies	2,872,835
31,400	Sensata Technologies Holding (1)	1,489,302
14,900	Snap-on	2,273,889
25,300	Union Pacific	4,552,735
11,095	United Technologies	1,482,292
15,000	Verisk Analytics Class A	2,275,800
19,200	Waste Management	2,246,400
		106,964,892
	Information Technology – 23.0%
12,352	Accenture Class A	2,378,748
12,600	Adobe (1)	3,765,636
27,800	Amdocs	1,778,922
22,400	Amphenol Class A	2,090,368
23,400	Analog Devices	2,748,564
6,500	ANSYS (1)	1,320,280
161,973	Apple	34,506,728
30,600	Automatic Data Processing	5,095,512
4,100	Broadcom	1,188,959
21,200	Broadridge Financial Solutions	2,694,944
19,500	CDK Global	1,011,465
237,485	Cisco Systems	13,156,669
27,800	Citrix Systems	2,619,872
75,723	Cognizant Technology Solutions Class A	4,932,596
20,900	DXC Technology	1,165,593
1,600	Fair Isaac (1)	555,872
37,600	Fiserv (1)	3,964,168
6,900	FleetCor Technologies (1)	1,960,773
23,800	FLIR Systems	1,181,908
68,100	GreenSky Class A (1)	778,383
259,674	Intel	13,126,521
56,994	International Business Machines	8,448,790
15,300	Intuit	4,242,843
6,900	Jack Henry & Associates	963,930
5,700	Lam Research	1,189,077
28,900	Mastercard Class A	7,868,603
34,700	Maxim Integrated Products	2,053,893
55,800	Micron Technology (1)	2,504,862
318,450	Microsoft	43,395,182
9,000	NetApp	526,410
6,600	NVIDIA	1,113,552
134,181	Oracle	7,554,390
35,400	Paychex	2,939,970
60,700	PayPal Holdings (1)	6,701,280
27,777	QUALCOMM	2,032,165
9,400	salesforce.com (1)	1,452,300
28,700	TE Connectivity	2,651,880
7,400	Tech Data (1)	749,916
30,222	Texas Instruments	3,778,052
70,900	Visa Class A	12,620,200
8,300	VMware Class A (1)	1,448,267
28,700	Xerox	921,270
17,300	Xilinx	1,975,833
		219,155,146

Shares		Value $

	Materials – 0.7%
1,700	Air Products & Chemicals	388,059
9,100	Celanese Class A	1,020,747
6,400	Eastman Chemical	482,240
32,100	Huntsman	659,655
14,100	LyondellBasell Industries Class A	1,180,029
21,200	Packaging Corp. of America	2,140,564
13,900	Steel Dynamics	437,989
		6,309,283
	Real Estate – 1.9%
117,600	Apple Hospitality REIT	1,847,496
4,300	Essex Property Trust REIT	1,299,546
156,800	Host Hotels & Resorts REIT	2,726,752
7,900	Life Storage REIT	770,171
3,649	LTC Properties REIT	168,182
32,800	Newmark Group Class A	323,408
22,400	Omega Healthcare Investors REIT	813,120
90,400	Park Hotels & Resorts REIT	2,387,464
2,600	PS Business Parks REIT	455,000
9,300	Public Storage REIT	2,257,668
9,700	RE Class A	282,076
31,100	RLJ Lodging Trust REIT	537,408
23,400	Simon Property Group REIT	3,795,480
15,600	Tanger Factory Outlet Centers REIT	247,728
15,000	Weingarten Realty Investors REIT	418,650
		18,330,149
	Utilities – 0.6%
28,000	AES	470,120
3,600	American Water Works	413,208
18,000	Centerpoint Energy	522,180
5,200	Consolidated Edison	441,792
5,000	Eversource Energy	379,300
40,300	Exelon	1,815,918
5,600	NextEra Energy	1,160,152
15,300	PPL	453,339
1,800	Sempra Energy	243,774
		5,899,783
	Total United States	922,927,100
	TOTAL COMMON STOCK
	(Cost $604,823,318)	943,260,760
	TOTAL INVESTMENTS IN SECURITIES – 99.0%
	(Cost $604,823,318)	943,260,760
	OTHER ASSETS LESS LIABILITIES – 1.0%	9,284,209
	NET ASSETS – 100%	$952,544,969

(1)	Denotes non-income producing security.

Schroder North American Equity Fund

Schedule of Investments
July 31, 2019 (unaudited)
The open futures contracts held by the Fund at July 31, 2019, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	27	Sep-2019	$3,894,813	$4,026,105	$131,292

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
RBC	08/28/19	CAD 20,914,735	USD 16,027,452	$171,023

CAD — Canadian Dollar
REIT — Real Estate Investment Trust S&P — Standard & Poor’s
USD — United States Dollar

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)(2)	Level 1	Level 2	Level 3	Total
Common Stock	$943,260,760	$—	$—	$943,260,760
Total Investments in Securities	$943,260,760	$—	$—	$943,260,760

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$131,292	$—	$—	$131,292
Forwards — Unrealized Appreciation	—	171,023	—	171,023
Total Other Financial Instruments	$131,292	$171,023	$—	$302,315

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-002-0600